STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)		9 Months Ended
	Sep. 05, 2022	Sep. 30, 2022	Sep. 12, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value (in dollars per share)		$ 0.001
Preferred stock, shares authorized		10,000,000		10,000,000
Common stock, shares issued		161,704,695		161,704,695
Common stock, shares outstanding		161,704,695		161,704,695
Preferred stock, shares issued		25,000		25,000
Preferred stock, shares outstanding		25,000		25,000
Description of amendment of agreement	On September 5, 2022, the Company entered into an amendment to the Agreement, pursuant to which the Company agreed to (i) use commercially reasonable efforts to effectuate a distribution by the Parent of 140,000,000 shares of common stock beneficially owned by the Parent (the “Distribution”) and, (ii) to issue to Parent warrants to purchase an equivalent number of shares of common stock to be issued in the Distribution (the “Warrants”). The Distribution has not yet occurred.
Common stock, shares authorized		200,000,000		200,000,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued		25,000
Preferred stock, stated value		$ 1,000
Preferred stock, aggregate value		$ 25,000,000
Dividend rate		8.00%
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized		25,000
Preferred stock, par value (in dollars per shares)		$ 0.001
Preferred stock, shares issued		25,000
Preferred stock, shares outstanding				25,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued				0
Common stock, shares outstanding				0
Common Stock [Member] | Board of Directors Chairman [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			200,000,000
Common Stock [Member] | Board of Directors Chairman [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			750,000,000